Convertible Note (Details) - USD ($)					1 Months Ended	6 Months Ended
	Apr. 12, 2023	Oct. 04, 2022	Oct. 03, 2022	May 13, 2022	Dec. 20, 2021	Dec. 31, 2022
Convertible Note (Details) [Line Items]
Outstanding balance per annum percentage						8.00%
Ordinary shares price equal percentage						85.00%
Adjusted shares for effect of reverse stock split (in Shares)			6,062,762
Exercisable price per share (in Dollars per share)						$ 2
Reverse stock split amount		$ 400
Equity component						$ 1,092,460
Warrants value						212,105
Liability component						$ 120,611
Warrant [Member]
Convertible Note (Details) [Line Items]
Adjusted shares for effect of reverse stock split (in Shares)		1,933
Exercisable price per share (in Dollars per share)						$ 0.49
Reverse stock split amount		$ 98
Warrants value						$ 133,372
Convertible Note 2021 [Member]
Convertible Note (Details) [Line Items]
Liability component fair value percentage						33.10%
Convertible Note 2022 [Member]
Convertible Note (Details) [Line Items]
Liability component fair value percentage						34.51%
Forecast [Member]
Convertible Note (Details) [Line Items]
Reverse stock split amount	$ 400
Forecast [Member] | Warrant [Member]
Convertible Note (Details) [Line Items]
Adjusted shares for effect of reverse stock split (in Shares)	1,933
Reverse stock split amount	$ 98
Trigger Event [Member]
Convertible Note (Details) [Line Items]
Accrue lesser per annum percentage						22.00%
Trigger Event [Member] | Maximum [Member]
Convertible Note (Details) [Line Items]
Outstanding balance payable percentage						12.00%
Trigger Event [Member] | Minimum [Member]
Convertible Note (Details) [Line Items]
Outstanding balance payable percentage						5.00%
Joseph Stone Capital, LLC [Member]
Convertible Note (Details) [Line Items]
Cash fee equal						6.50%
Purchase ordinary shares (in Shares)						157,934
Adjusted shares for effect of reverse stock split (in Shares)		790
Joseph Stone Capital, LLC [Member] | Forecast [Member]
Convertible Note (Details) [Line Items]
Adjusted shares for effect of reverse stock split (in Shares)	790
Investor [Member]
Convertible Note (Details) [Line Items]
Original principal amount					$ 5,275,000
Original issue discount					250,000
Other transaction costs					$ 25,000
Convertible Note 2021 [Member]
Convertible Note (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.0001
Equity component						$ 1,304,565
Warrants value						212,105
Commissions amount						667,920
Original issue discount						250,000
Transaction cost						25,000
Commission fees						392,920
Liability component						697,771
Stockholders’ equity						$ 1,092,460
Convertible Note 2021 [Member] | Maximum [Member]
Convertible Note (Details) [Line Items]
Outstanding balance payable percentage						12.00%
Convertible Note 2021 [Member] | Minimum [Member]
Convertible Note (Details) [Line Items]
Outstanding balance payable percentage						5.00%
Convertible Note 2021 [Member] | Debt Discount [Member]
Convertible Note (Details) [Line Items]
Liability component						$ 182,255
Convertible Note 2022 [Member]
Convertible Note (Details) [Line Items]
Original principal amount				$ 3,170,000
Accrue lesser per annum percentage						22.00%
Ordinary shares price equal percentage						85.00%
Cash fee equal						6.50%
Purchase ordinary shares (in Shares)						386,585
Ordinary shares, par value (in Dollars per share)						$ 0.0001
Equity component						$ 816,765
Warrants value						133,372
Commissions amount						426,095
Original issue discount				150,000		150,000
Transaction cost				$ 20,000		20,000
Commission fees						256,095
Liability component						438,856
Stockholders’ equity						$ 683,393
Percentage of purchase price						8.00%
Convertible Note 2022 [Member] | Warrant [Member]
Convertible Note (Details) [Line Items]
Equity component						$ 683,393